Income Taxes Income Taxes (Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate on pretax income (loss)									$ 10,579	$ 8,601	$ 5,533
Tax-exempt income on loans and investments									(1,417)	(1,498)	(1,390)
Stock-based compensation									111	162	203
Civil money penalty									0	0	525
Other									(132)	51	43
Total	$ 2,559	$ 2,507	$ 2,288	$ 1,787	$ 2,091	$ 2,064	$ 1,725	$ 1,436	$ 9,141	$ 7,316	$ 4,914